CONVERTIBLE NOTES (Tables)	3 Months Ended
Nov. 30, 2021
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings [Table Text Block]

Convertible Note balance August 31, 2020	$17,212
Interest payment	(1,374)
Accretion and interest incurred during the year	2,930
Gain on embedded derivatives during the year ended August 31, 2021	(52)
Convertible Note balance August 31, 2021	$18,716
Accretion and interest incurred during the period	774
Convertible Note balance November 30, 2021	$19,490